Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of Provisions for Contingencies

Company and its subsidiaries recorded provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company’s management and its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	2022	Additions	Reversals	Settled	2023
Labor	415	146	(26)	(103)	432
Civil	-	-	-	-
Costumer relations	42	65	(10)	(52)	45
Other civil actions	36	24	(1)	(19)	40
	78	89	(11)	(71)	85

Tax	1,474	147	(2)	(1)	1,618
Regulatory	48	9	-	(4)	53
Others	14	18	(10)	(10)	12
Total	2,029	409	(49)	(189)	2,200

	2021	Additions	Reversals	Settled	2022
Labor	404	124	(26)	(87)	415
Civil	-	-	-	-
Customer relations	33	44	-	(35)	42
Other civil actions	38	14	(3)	(13)	36

	71	58	(3)	(48)	78

Tax	1,295	332	(150)	(3)	1,474
Regulatory	48	12	(5)	(7)	48
Other	71	57	(57)	(57)	14

Total	1,889	583	(241)	(202)	2,029

	2020	Additions	Reversals	Settled	2021
Labor	427	81	(46)	(58)	404
Civil
Customer relations	23	36	-	(26)	33
Other civil actions	32	19	(1)	(12)	38

	55	55	(1)	(38)	71
Tax	1,294	91	(89)	(1)	1,295
Regulatory	52	7	(8)	(3)	48
Other	64	23	(3)	(13)	71

Total	1,892	257	(147)	(113)	1,889

Schedule of Possible Losses

Additionally, there are lawsuits whose expected loss is considered possible, since the Company's and its subsidiaries' legal advisors assessed them as having a possible chance of success, and no provision was recorded, as follows:

Possible loss
	Consolidated
	2023	2022
Labor	1,363	1,199
Civil
Costumer relations	346	231
Other civil actions	613	537

	959	768

Tax	2,474	2,149
Regulatory	3,145	2,976
Others	1,840	1,361

Total	9,781	8,453